T. ROWE PRICE European Stock Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 1.6%
Common Stocks 1.6%
BAWAG Group  251,182 15,559
Total Austria (Cost
$9,835
)
15,559
DENMARK 1.3%
Common Stocks 1.3%
ROCKWOOL, Class B  42,990 12,326
Total Denmark (Cost
$13,306
)
12,326
FINLAND 3.7%
Common Stocks 3.7%
Elisa  121,312 6,912
Kojamo  527,321 8,097
Sampo, Class A  159,487 8,373
Valmet  401,024 12,593
Total Finland (Cost
$31,534
)
35,975
FRANCE 14.2%
Common Stocks 14.2%
Airbus  153,812 19,283
AXA  409,334 12,771
EssilorLuxottica  88,489 16,236
Eurofins Scientific  149,420 10,718
LVMH Moet Hennessy Louis Vuitton  41,231 35,993
Sanofi  163,199 15,981
Teleperformance  45,901 12,760
TotalEnergies  74,469 4,604
Verallia  218,299 8,060
Total France (Cost
$108,316
)
136,406
GERMANY 13.4%
Common Stocks 11.6%
Daimler Truck Holding (1) 362,430 12,179
Deutsche Telekom  1,123,195 25,023
Evotec (1) 277,001 5,447
Infineon Technologies  281,623 10,141
SAP  138,246 16,388
Scout24  119,410 6,952

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Siemens  150,871 23,567
Symrise  112,383 11,947
111,644
Preferred Stocks 1.8%
Dr. Ing. h.c. F. Porsche (1) 62,710 7,456
Volkswagen  74,904 10,389
17,845
Total Germany (Cost
$113,257
)
129,489
ITALY 8.7%
Common Stocks 8.7%
Banca Mediolanum  906,525 8,673
Davide Campari-Milano  1,075,896 11,541
De' Longhi  218,041 5,033
Enel  2,748,563 16,184
Ferrari  62,237 15,552
FinecoBank Banca Fineco  456,811 8,201
PRADA (HKD)  1,228,400 7,855
Prysmian  273,392 11,165
Total Italy (Cost
$68,674
)
84,204
NETHERLANDS 10.5%
Common Stocks 10.5%
Adyen (1) 5,197 7,857
Akzo Nobel  215,798 16,074
ASML Holding  57,405 37,982
Heineken  166,430 16,633
ING Groep  1,546,531 22,394
Total Netherlands (Cost
$76,754
)
100,940
NORWAY 1.3%
Common Stocks 1.3%
Equinor  137,356 4,186
Storebrand  955,228 8,316
Total Norway (Cost
$12,420
)
12,502
PORTUGAL 1.6%
Common Stocks 1.6%
Jeronimo Martins  699,076 15,177
Total Portugal (Cost
$11,878
)
15,177

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 6.0%
Common Stocks 6.0%
Aedas Homes  279,643 4,710
Amadeus IT Group, Class A (1) 305,822 19,268
Cellnex Telecom  272,082 10,662
Fluidra (2) 358,832 6,335
Iberdrola (2) 1,462,860 17,162
Total Spain (Cost
$56,847
)
58,137
SWEDEN 5.8%
Common Stocks 5.8%
Assa Abloy, Class B  502,304 11,832
Essity, Class B  664,588 17,362
Svenska Cellulosa, Class B  768,781 10,675
Swedbank, Class A  834,130 16,046
Total Sweden (Cost
$50,953
)
55,915
SWITZERLAND 11.1%
Common Stocks 11.1%
Alcon  207,342 15,646
Barry Callebaut  4,398 9,189
Julius Baer Group  175,197 11,238
Lonza Group  26,599 15,173
Partners Group Holding  10,174 9,546
Roche Holding  95,207 29,721
Zurich Insurance Group  34,006 16,817
Total Switzerland (Cost
$86,298
)
107,330
UNITED KINGDOM 16.5%
Common Stocks 16.5%
AstraZeneca  222,949 29,209
Bridgepoint Group  1,344,942 3,991
Dechra Pharmaceuticals  264,454 9,379
Experian  376,372 13,764
Greggs  307,684 10,274
GSK  664,473 11,672
HSBC Holdings  3,076,571 22,669
Informa  589,024 4,872
London Stock Exchange Group  162,386 14,866
Mondi  254,216 4,794

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Shell  842,940 24,747
Smith & Nephew  596,444 8,237
Total United Kingdom (Cost
$152,343
)
158,474
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 23,021,663 23,021
Total Short-Term Investments (Cost $23,021) 23,021
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 2,802,674 2,803
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,803
Total Securities Lending Collateral (Cost $2,803) 2,803
Total Investments in Securities 98.4%
(Cost $818,239) $ 948,258
Other Assets Less Liabilities 1.6% 15,479
Net Assets 100.0% $ 963,737
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
HKD Hong Kong Dollar

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 168++
Totals $ —# $ — $ 168+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 15,829  ¤  ¤ $ 25,824
Total $ 25,824^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $168 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $25,824.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE European Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE European Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ —  $ 904,589  $ —  $ 904,589
Preferred Stocks —  17,845  —  17,845
Short-Term Investments 23,021  —  —  23,021
Securities Lending
Collateral 2,803  —  —  2,803
Total $ 25,824  $ 922,434  $ —  $ 948,258

T. ROWE PRICE European Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F79-054Q1 01/23